Schedule of Investments - March 31, 2021
Hotchkis & Wiley Diversified Value Fund (Unaudited)

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COMMON STOCKS - 96.90%	Held	Value
COMMUNICATION SERVICES - 9.29%
Interactive Media & Services - 1.96%
Alphabet, Inc. (a)	930	$1,918,144

Media - 5.75%
Comcast Corp.	22,400	1,212,064
Discovery, Inc. (a)	45,300	1,671,117
The Interpublic Group of Companies, Inc.	17,800	519,760
News Corp.	67,800	1,724,154
Omnicom Group, Inc.	6,800	504,220
		5,631,315
Wireless Telecommunication Services - 1.58%
Vodafone Group PLC - ADR	83,863	1,545,595
TOTAL COMMUNICATION SERVICES		9,095,054

CONSUMER DISCRETIONARY - 7.38%
Auto Components - 3.09%
Adient PLC (a)	8,374	370,131
The Goodyear Tire & Rubber Company (a)	24,500	430,465
Magna International, Inc.	25,300	2,227,412
		3,028,008
Automobiles - 3.55%
General Motors Company (a)	46,900	2,694,874
Harley-Davidson, Inc.	19,400	777,940
		3,472,814
Internet & Catalog Retail - 0.74%
Booking Holdings, Inc. (a)	310	722,250
TOTAL CONSUMER DISCRETIONARY		7,223,072

CONSUMER STAPLES - 2.66%
Food Products - 0.93%
Mondelez International, Inc.	15,600	913,068

Personal Products - 1.73%
Unilever PLC - ADR	30,300	1,691,649
TOTAL CONSUMER STAPLES		2,604,717

ENERGY - 11.35%
Energy Equipment & Services - 3.06%
Baker Hughes Company	20,900	451,649
Halliburton Company	46,100	989,306
NOV, Inc. (a)	65,300	895,916
Schlumberger NV	24,100	655,279
		2,992,150
Oil, Gas & Consumable Fuels - 8.29%
APA Corp.	82,200	1,471,380
Hess Corp.	28,500	2,016,660
Marathon Oil Corp.	200,800	2,144,544
Marathon Petroleum Corp.	12,822	685,849
Murphy Oil Corp.	20,000	328,200
Royal Dutch Shell PLC - ADR	37,562	1,472,806
		8,119,439
TOTAL ENERGY		11,111,589

FINANCIALS - 29.08%
Banks - 14.34%
Bank of America Corp.	60,222	2,329,989
CIT Group, Inc.	15,800	813,858
Citigroup, Inc.	66,974	4,872,359
Citizens Financial Group, Inc.	25,700	1,134,655
Wells Fargo & Company	125,134	4,888,985
		14,039,846
Capital Markets - 4.33%
The Bank of New York Mellon Corp.	25,900	1,224,811
The Goldman Sachs Group, Inc.	7,000	2,289,000
State Street Corp.	8,600	722,486
		4,236,297
Consumer Finance - 0.47%
Discover Financial Services	4,800	455,952

Diversified Financial Services - 2.49%
Berkshire Hathaway, Inc. (a)	5,600	1,430,632
Equitable Holdings, Inc.	30,900	1,007,958
		2,438,590
Insurance - 7.45%
American International Group, Inc.	100,800	4,657,968
The Hartford Financial Services Group, Inc.	17,700	1,182,183
The Travelers Companies, Inc.	9,700	1,458,880
		7,299,031
TOTAL FINANCIALS		28,469,716

HEALTH CARE - 11.84%
Biotechnology - 0.37%
Biogen, Inc. (a)	1,300	363,675

Health Care Equipment & Supplies - 2.57%
Boston Scientific Corp. (a)	11,800	456,070
Medtronic PLC	12,382	1,462,685
Zimmer Biomet Holdings, Inc.	3,700	592,296
		2,511,051
Health Care Providers & Services - 6.27%
Anthem, Inc.	8,100	2,907,495
Centene Corp. (a)	15,900	1,016,169
HCA Healthcare, Inc.	2,600	489,684
Humana, Inc.	1,800	754,650
UnitedHealth Group, Inc.	2,600	967,382
		6,135,380
Pharmaceuticals - 2.63%
Bristol-Myers Squibb Company	8,800	555,544
GlaxoSmithKline PLC - ADR	33,000	1,177,770
Sanofi - ADR	17,100	845,766
		2,579,080
TOTAL HEALTH CARE		11,589,186

INDUSTRIALS - 10.48%
Air Freight & Logistics - 1.77%
FedEx Corp.	6,100	1,732,644

Construction & Engineering - 0.26%
Fluor Corp. (a)	11,000	253,990

Industrial Conglomerates - 4.48%
General Electric Company	333,700	4,381,481

Machinery - 3.97%
CNH Industrial NV (a)	120,100	1,878,364
Cummins, Inc.	6,300	1,632,393
PACCAR, Inc.	4,100	380,972
		3,891,729
TOTAL INDUSTRIALS		10,259,844

INFORMATION TECHNOLOGY - 11.40%
Communications Equipment - 2.80%
F5 Networks, Inc. (a)	7,400	1,543,788
Telefonaktiebolaget LM Ericsson - ADR	91,000	1,200,290
		2,744,078
Electronic Equipment, Instruments & Components - 2.73%
Corning, Inc.	35,800	1,557,658
TE Connectivity Ltd.	8,600	1,110,346
		2,668,004
Semiconductors & Semiconductor Equipment - 0.46%
Texas Instruments, Inc.	2,400	453,576

Software - 3.90%
Microsoft Corp.	8,200	1,933,314
Oracle Corp.	26,900	1,887,573
		3,820,887
Technology Hardware, Storage & Peripherals - 1.51%
Hewlett Packard Enterprise Company	93,900	1,477,986
TOTAL INFORMATION TECHNOLOGY		11,164,531

MATERIALS - 0.81%
Containers & Packaging - 0.81%
International Paper Company	14,700	794,829
TOTAL MATERIALS		794,829

UTILITIES - 2.61%
Electric Utilities - 2.61%
PPL Corp.	70,800	2,041,872
The Southern Company	8,300	515,928
TOTAL UTILITIES		2,557,800

Total common stocks (Cost $81,391,585)		94,870,338
Total long-term investments (Cost $81,391,585)		94,870,338
	Principal
SHORT-TERM INVESTMENTS - 3.19%	Amount
Time Deposits - 3.19%
Bank of Montreal, 0.01%, 04/01/2021*	$3,121,916	3,121,916
Total short-term investments (Cost $3,121,916)		3,121,916

Total investments - 100.09% (Cost $84,513,501)		97,992,254

Liabilities in excess of other assets - (0.09)%		(87,266)

Net assets - 100.00%		$97,904,988

(a)	- Non-income producing security.
ADR	- American Depositary Receipt
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Portfolio securities that are listed on a U.S. stock exchange or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Foreign equity securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining the Fund's net asset value. Fixed-income securities are generally valued on the basis of prices obtained from an approved independent pricing service but may also be valued based on reported transactions on FINRA’s Trade Reporting and Compliance Engine (TRACE) or quotations provided by a broker-dealer. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by Hotchkis & Wiley Capital Management, LLC (the “Advisor”) under guidelines established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). The Board has approved the use of a third-party vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange.  When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset values may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of March 31, 2021:

Level 1 --- Quoted prices in an active market:
Common Stocks	$94,870,338
Time Deposits	3,121,916
Level 2 --- Other significant observable market inputs	-
Level 3 --- Significant unobservable inputs	-

Total Investments	$97,992,254

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.